Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 2,844,508	$ 1,080,607	$ 9,350,573	$ 3,228,276	$ 4,527,879	$ 4,561,300
Cost of revenue	519,411	338,023	1,679,925	1,049,411	1,422,542	1,444,618
Gross profit	2,325,097	742,584	7,670,648	2,178,865	3,105,337	3,116,682
Operating expenses:
General and administrative expenses	6,460,876	3,513,442	21,006,767	11,721,465	16,548,902	12,905,073
Depreciation and amortization expense	294,427	900	841,664	3,725	24,179	7,160
Total operating expenses	6,755,303	3,514,342	21,848,431	11,725,190	16,573,081	12,912,233
Operating loss	(4,430,206)	(2,771,758)	(14,177,783)	(9,546,325)	(13,467,744)	(9,795,551)
Other expenses (income):
GEM settlement fee expense		60,000		260,000	200,000
SEPA commitment fee and deferred fee expense						3,826,176
GEM warrant expense						2,448,000
GEM commitment fee expense						2,000,000
Interest income	(1,425)		(1,427)	(10)	(10)	(813)
Gain on extinguishment of liabilities		(152,782)	(4,488,627)	(680,762)	(680,762)
Gain on release of Vidello revenue holdback	(973,000)		(973,000)
Loss on debt issuance	192,000		444,000	171,000	653,208
Loss on private placement issuance	1,439,000		2,276,000
Loss on issuance of term notes		390,000	110,500	390,000
Loss on issuance of convertible bridge notes	65,650	63,408	146,150	63,408
Loss on conversion and settlement of Alco promissory notes - related party		4,808,882		4,808,882	4,808,882
Loss on conversion and settlement of CP BF notes - related party		6,529,402		6,529,402	6,529,402
Loss on extinguishment of term notes			1,769,895		1,071,563
Change in fair value of convertible notes	(503,338)	101,000	(265,338)	679,000	693,000	(34,000)
Change in fair value of term notes	75,249	36,813	391,040	36,813	88,588
Change in fair value of convertible bridge notes	4,191	(18,000)	(33,805)	(18,000)	(10,176)
Yorkville prepayment premium expense		14,000		94,760	80,760
Loss on Yorkville SEPA advances	190,489		937,626
Goodwill impairment					2,725,460
Vidello earnout expense	69,053		485,720
Failed acquisition costs			1,382,002
Other expense (income), net	64,372	(62,927)	(523,451)	(2,900)	88,329	(62,985)
Total other expenses, net	1,187,276	12,641,159	3,169,640	14,106,361	18,045,645	4,610,711
Loss before income taxes	(5,617,482)	(15,412,917)	(17,347,423)	(23,652,686)	(31,513,389)	(14,406,262)
Income tax expense	270,109	1,010	112,671	6,701
Net loss	$ (5,887,591)	$ (15,413,927)	$ (17,460,094)	$ (23,659,387)	(31,513,389)	(14,406,262)
Deemed dividend - Series A and Series B warrant modification (net of tax)					(418,360)
Net loss attributable to common shareholders					$ (31,095,029)	$ (14,406,262)
Net loss per share
Net loss per share attributable to common shareholders - Basic	$ (1.64)	$ (48.73)	$ (7.74)	$ (82.68)	$ (69.75)	$ (59.98)
Net loss per share attributable to common shareholders - Diluted	$ (1.64)	$ (48.73)	$ (7.74)	$ (82.68)	$ (69.75)	$ (59.98)
Weighted average common shares outstanding
Weighted average common shares outstanding - Basic	3,591,228	316,289	2,256,990	286,166	445,817	240,199
Weighted average common shares outstanding - Diluted	3,591,228	316,289	2,256,990	286,166	445,817	240,199
Related Party [Member]
Other expenses (income):
Interest expense	$ 393,968	$ 1,050,363	$ 1,288,988	$ 2,860,768	$ 3,047,101	$ 4,486,027
Change in fair value of warrant liability	(3,933)	(115,000)	(1,633)	(460,000)	(572,700)	115,000
Change in fair value of simple agreement for future equity						(2,752,430)
Change in fair value of bifurcated embedded derivative assets	(8,000)	(32,000)	54,000	(32,000)		(3,063,278)
Change in fair value of bifurcated embedded derivative liabilities					(51,000)	(3,063,278)
Nonrelated Party [Member]
Other expenses (income):
Interest expense						1,068,447
Change in fair value of warrant liability	$ 183,000	$ (32,000)	$ 171,000	$ (594,000)	(626,000)	(1,807,000)
Change in fair value of simple agreement for future equity						(207,570)
Change in fair value of bifurcated embedded derivative liabilities						$ (1,404,863)